Shareholders' equity - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 £ / shares shares	Jun. 30, 2021 £ / shares shares
Common stock shares authorized | shares				79,315,333	79,315,333
Cash dividends | $			$ 0
Common stock shares issued | shares		2,428,688		74,760,432	72,197,286
Common stock par or stated value per share | (per share)		$ 3.626		£ 0.0025	£ 0.0025
PaymentsForRepurchaseOfCommonStock | $		$ 8,800,000
Common Stock [Member]
Common stock shares issued | shares	2,428,688
Common stock par or stated value per share | $ / shares	$ 3.625
PaymentsForRepurchaseOfCommonStock | $	$ 8,800,000